Capital Commitment	12 Months Ended
Jun. 30, 2025
Capital Commitment [Abstract]
Capital Commitment

(18) Capital Commitment

a.	Operating lease commitment

The Company had outstanding commitment on non-cancelable leases . The details of operating lease commitment contracted As of June 30, 2025 are set out in Note 8.

b.	Capital commitment

On March 14, 2020, the Company entered into a contract for the right to use land in Vietnam for VND 102,476,000,000(USD 4,184,513) with Viglacera Yen My Industrial Zone Development, Subsequently, due to a change in land mapping area from 50,000 sq.m to 49,997 sq.m, the Company signed a new sublease contract on December 11, 2023, with the released land cost to VND 102,469,851,440(USD 4,184,262) . As of June 30, 2025, the full payment for the land use right has been settled.